Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 16 — COMMITMENTS AND CONTINGENCIES

Contingency

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the six months ended March 31, 2020 and 2019, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Capital expenditure commitment

In connection with the Company’s construction-in-progress of its manufacturing facilities as disclosed in Note 8, the Company’s future minimum capital expenditures on the construction-in-progress project are as follows:

Twelve months ending March 31,	Total
2021	$3,790,645
2022	1,106,957
2023	-
2024	-
2025	541,928
Total	$5,439,530

NOTE 16 — COMMITMENTS AND CONTINGENCIES

Contingency

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the years ended September 30, 2019 and 2018, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Capital expenditure commitment

In connection with the Company’s construction-in-progress of its manufacturing facilities as disclosed in Note 8, the Company’s future minimum capital expenditures on the construction-in-progress project are as follows:

12 months ending September 30,	Total
2020	$4,473,815
2021	872,512
2022	-
2023	-
2024	552,591
Total	$5,898,918